Balance Sheets (Quarterly) (Unaudited) (Quarterly, USD $)	Mar. 31, 2014	Dec. 31, 2013	Jan. 28, 2013
Quarterly
CURRENT ASSETS:
Cash	$ 3,376	$ 1,759
Inventories	40,760	37,660
Advance to supplier	931	2,152
TOTAL CURRENT ASSETS	45,067	41,571
NONCURRENT ASSETS
Office equipment, net of accumulated depreciation of $1,133 and $945	3,059	3,248
TOTAL NONCURRENT ASSETS	3,059	3,248
TOTAL ASSETS	48,126	44,819
CURRENT LIABILITIES:
Accrued expenses	9,500	7,000
Note payable - related party	360,000
TOTAL CURRENT LIABILITIES	369,500	7,000
STOCKHOLDERS' DEFICIENCY
Common Stock, .0001 par value, 6,000,000,000 shares authorized 4,546,014,334 and 3,846,000,000shares issued and outstanding March 31, 2014 and December 31, 2013, respectively	45,460	38,460
Additional Paid in Capital		103,526
Accumulated Deficit	(366,834)	(104,167)
TOTAL STOCKHOLDERS' DEFICIENCY	(321,374)	37,819
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 48,126	$ 44,819